Intangible assets and goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Intangible Assets And Goodwill [Abstract]
Intangible assets other than goodwill	$ 105,948	$ 109,439	$ 110,428
Goodwill	44,177	37,972	38,388
Total	$ 150,125	$ 147,411	$ 148,816